ENTITY-WIDE DISCLOSURES - Net Revenues by Geographic Location (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Entity Location [Line Items]
Total net revenues	€ 3,420,321	€ 3,416,890	€ 3,105,084
Italy
Entity Location [Line Items]
Total net revenues	449,312	563,921	387,184
Other EMEA
Entity Location [Line Items]
Total net revenues	1,400,443	1,308,261	1,314,788
Americas
Entity Location [Line Items]
Total net revenues	922,639	920,858	835,045
China, Hong Kong and Taiwan (on a combined basis)
Entity Location [Line Items]
Total net revenues	274,268	282,550	272,223
Rest of APAC
Entity Location [Line Items]
Total net revenues	€ 373,659	€ 341,300	€ 295,844